Commitment and Contingencies - Operating Lease Schedule of Maturity (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 09, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Remaining 2022	$ 3.4
2023	3.8		$ 3.4
2024	2.8		1.2
2025	2.9
2026	2.5
Total future lease payments	15.4	$ 15.0	4.6
Less: imputed interest	(3.0)		(0.3)
Present value of future lease payments	$ 12.4		$ 4.3